Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended				9 Months Ended				10 Months Ended		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2024
Income Statement [Abstract]
Revenue
General and administrative expenses		3,825,671		8,980,965		12,610,666		11,483,389		2,675,698	[1]	17,972,828	[1]
Operating loss		(3,825,671)		(8,980,965)		(12,610,666)		(11,483,389)		(2,675,698)		(17,972,828)
Other income (expenses)
SAFE note issuance costs	[2]									(466,302)
Other transaction costs	[3]									(450,113)
Interest income		4		3,397		12,014		3,397				10,838
Interest expense		(11,290)	[4]	(8,558)	[4]	(177,222)	[4]	(10,637)	[4]	(7,828)	[5]	(50,454)	[5]
Finance charge		(54,752)				(273,871)						(7,579,713)	[6]
Change in fair value of sponsor earn out shares				1,636,100		528,000		1,636,100				4,076,200
Change in fair value of warrant liability		(511,109)		(2,753,964)		1,660,583		(2,753,964)				(511,342)
Change in fair value of investment in equity securities		27,680		11,678		(700,454)		(150,994)		18,556		(322,134)
Change in fair value of convertible notes								(471,400)				(471,400)
Change in fair value of SAFE notes								(955,000)		(212,200)		(955,000)
Loss on sale of investment in equity securities		(84,626)				(179,805)
Loss on write-off of Promissory note and deposit						(232,481)
Other income												21,970
Total other income (expenses)		(634,093)		(1,111,347)		636,764		(2,702,498)		(1,117,887)		(5,781,035)
Net loss		$ (4,459,764)		$ (10,092,312)		$ (11,973,902)		$ (14,185,887)		$ (3,793,585)		$ (23,753,863)
Net loss per share (2)
Basic		$ (0.53)	[7]	$ (2.23)	[7]	$ (1.79)	[7]	$ (3.40)	[7]	$ (0.90)		$ (5.5)
Diluted		$ (0.53)	[7]	$ (2.23)	[7]	$ (1.79)	[7]	$ (3.40)	[7]	$ (0.90)		$ (5.5)
Weighted average common shares outstanding (2)
Basic		8,367,774	[7]	4,517,125	[7]	6,673,074	[7]	4,169,490	[7]	4,039,651		4,282,194
Diluted		8,367,774	[7]	4,517,125	[7]	6,673,074	[7]	4,169,490	[7]	4,039,651		4,282,194

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $435,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[4]	Includes related party amounts of $Nil for the three months ended September 30, 2025, and 2024, and $58,651 and $Nil for the nine months ended September 30, 2025, and 2024, respectively.
[5]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[6]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[7]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.